Related party transactions - Narrative (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Derivatives	£ 225,238	£ 141,221
Collateral	136,777	151,378
Other related parties
Disclosure of transactions between related parties [line items]
Derivative notional contract amount	5,449	5,490
Derivatives	424	766
Collateral	£ 425	£ 775